      As filed with the Securities and Exchange Commission on December 12, 2005.
                                                      Registration No. 333-71072

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8




                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                                Arnold R. Bergman
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

   [X] immediately upon filing pursuant to paragraph (b) of Rule 485
   ___ on ________ pursuant to paragraph (b) of Rule 485
   ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ___ on__________, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item          Caption in Prospectus

Part A

1.................  Cover Page
2.................  Appendix A:  Special Terms
3.................  Summary
4.................  Appendix B:  Table of Accumulation Values
5.................  General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds
6.................  Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees;
                    Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the Contract
7.................  Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net Investment Factor;
                    Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost Averaging;
                    Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner
                    Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification
8.................  Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity
                    Benefit Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments;
                    Transfers During the Pay Out During the Pay Out Period
9.................  Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period Provisions; Death
                    Benefit Period
10................  Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net
                    Investment Factor; Distribution of Contracts
11................  Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation Period Provisions; Purchase
                    Payments; Other Contract Provisions; Ten Day Right to Review
12................  Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification Requirements; Qualified
                    Retirement Plans; Appendix G:  Qualified Plan Types
13................  Legal Proceedings
14................  Statement of Additional Information - Table of Contents

Part B ...........  Caption in Statement of Additional Information

15................  Cover Page
16................  Table of Contents
17................  General Information and History.
18................  Services-Independent Auditors, Services-Servicing Agent
19................  Not Applicable
20................  Services - Principal Underwriter
21................  Performance Data
22................  Not Applicable
23................  Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS



(Version I "Vantage" included in Registrants Form N-4, File No 333-71072, filed on April 29, 2005 and incorporated by reference herein)

                      SUPPLEMENT DATED DECEMBER 12, 2005 TO
                         PROSPECTUSES DATED MAY 2, 2005



This Supplement is intended to be distributed with certain Prospectuses dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York as applicable. The prospectuses involved bear the title: "Venture Variable Annuity," "Venture III Variable Annuity," or "Vantage Variable Annuity." We refer to these prospectuses as the "Prospectuses".


THIS SUPPLEMENT CHANGES THE PROSPECTUSES AS FOLLOWS:

We have revised the Principal Plus optional benefit described in the Prospectuses, and, subject to state availability, offer a new optional benefit rider that we call "PRINCIPAL PLUS FOR LIFE" or "PPFL." We will continue to make the Principal Plus optional benefit described in the Prospectuses available for purchase in states where approved for a limited period of time after we make the Principal Plus for Life optional benefit available in your state.

WE ADD THE FOLLOWING TO THE SUMMARY - CURRENTLY OFFERED OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:


Principal Plus for Life. We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "GUARANTEED WITHDRAWAL AMOUNT" (or "GWA") each year. The initial GWA equals 5% of a "GUARANTEED WITHDRAWAL BALANCE" (or "GWB"). The initial GWB equals your initial purchase payment for the contract, up to a $5 million maximum. You can withdraw the GWA each year until the GWB is depleted to zero. In addition, after you attain age 65, we will calculate a "LIFETIME INCOME AMOUNT" (or "LIA"). If you subsequently limit your annual withdrawals to the LIA, we will make the LIA benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your contract value reduces to zero.


The LIA will equal the GWA if you do not take any withdrawals until your Age 65 Contract Anniversary (i.e., the Contract Anniversary on or next following your 65th birthday), or if you purchase a contract after you attain age 65. If you purchase a contract for two or more owners, the LIA applies only to the life of the oldest owner.


Under Principal Plus for Life, you choose how much contract value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the GWA in any year, we may reduce the GWA that we guarantee for future withdrawals. Similarly, we may reduce the LIA that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the LIA in any year after you attain age 65. (See "Effect of Withdrawals" beginning on page 4 of this supplement). We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Settlement Phase" and "Lifetime Distribution Payments" sections. beginning on page 9 of this supplement.


YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GWA OR LIA. THE LIA MAY BE LESS THAN THE GWA IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIA IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GWB TO ZERO.


We reduce the GWB each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the LIA will equal 5% of the GWB at that time. We will increase the GWB by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, we may also increase or "Step-Up" the GWB on certain dates. You may also increase the amounts we guarantee by making additional purchase payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH PRINCIPAL PLUS FOR LIFE. (See "Additional Purchase Payments" beginning on page 6.)

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted investment option will not be affected by the restriction as long as it remains in that investment option. (We describe the currently available investment options for contracts issued with Principal Plus for Life on page 6 of this Supplement.)



Principal Plus for Life is available only at contract issue and cannot be revoked once elected. Principal Plus for Life is not available for qualified contracts if you are over age 80. For a full description of Principal Plus for Life, including benefits and limitations, see "Optional Benefits."


WE ADD THE FOLLOWING TO THE FEE TABLES SECTION OF THE PROSPECTUSES:

      FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS

Principal Plus for Life (as a percentage of the Adjusted GWB)#
    Maximum fee                                                 0.75%#
    Current fee                                                 0.40%#

# The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.

WE ADD THE FOLLOWING TO THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:

PRINCIPAL PLUS FOR LIFE




DEFINITIONS. We use the following definitions to describe how Principal Plus for Life works:


Guaranteed Withdrawal   The total amount we guarantee to be available for future
      Balance           periodic withdrawals during the accumulation period.
      "GWB"             The initial GWB is equal to your initial purchase payment, up to the maximum GWB.
                        The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal   The amount we guarantee to be available each contract year
       Amount           for withdrawal during the accumulation period until the GWB is
       "GWA"            depleted.
                        The initial GWA is equal to 5% of the initial GWB. The maximum
                        GWA at any time is $250,000.

   Covered Person       The person whose life we use to determine the duration
                        of the LIA payments.
                        The oldest Owner at issue of the Rider or the oldest
                        Annuitant in the case of a non-natural owner.

Life Income Amount      The amount we guarantee to be available each contract year
     "LIA"              for withdrawal during the accumulation period after the Age
                        65 Contract Anniversary and while the Covered Person remains alive as an owner or annuitant of the contract. We determine the initial
                        LIA on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.) The initial LIA is equal to 5% of the GWB at the time we make our determination.

Age 65 Contract         The Contract Anniversary on, or next following, the date the
  Anniversary           Covered Person attains age 65.

    Reset               A reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA. We may Reset guaranteed amounts if your annual withdrawals of contract value exceed the GWA or LIA.

   Step-Up              An increase of guaranteed amounts resulting from our recalculation of the
                        GWB, GWA or LIA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

OVERVIEW.

The optional Principal Plus for Life rider provides a guaranteed minimum withdrawal benefit during the accumulation period. We designed the Principal Plus for Life rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA." On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount" or "LIA." If you subsequently limit your annual withdrawals to the LIA, Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner or annuitant under the contract, even after you have recovered your investments in the contract and even if your contract value reduces to zero.




We provide additional information about Principal Plus for Life in the following sections:



      Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of Principal Plus for Life. SINCE THE BENEFIT OF PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE, YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS FOR LIFE.


      Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

      Step-Up of GWB, GWA and LIA - describes how we may increase the GWB, GWA and/or LIA on certain dates to reflect favorable market performance.

      Additional Purchase Payments - describes how you may increase the GWB, GWA and/or LIA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.

      Investment Options - describes the special limitations we impose in the investment options we make available.

      Life Expectancy Distributions - describes our special program to provide minimum distribution amounts required under certain sections of the Code.


      Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the contract value to zero.


      Death Benefits - describes how Principal Plus for Life affects the death benefits provided under your contract.

      Termination - describes when Principal Plus for Life benefits end. Principal Plus for Life fee - provides further information on the fee we charge for this benefit.





You may elect Principal Plus for Life at the time the contract is issued, provided:


      Principal Plus for Life is available for sale in the state where the contract is sold;


      you limit your investment of purchase payments and contract value to the investment options we make available with Principal Plus for Life; and


      you have not yet attained age 81 (for Qualified contracts only).



We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. (See "Principal Plus for Life Fee.")



EFFECT OF WITHDRAWALS



We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:


      (a)   the contract value immediately after the withdrawal; or

      (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.




Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. After the Age 65 Contract Anniversary, we also will recalculate the LIA if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the contract value immediately after the withdrawal or the new GWB value.

In certain circumstances, however, we will not Reset the GWB, GWA and/or the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions.")


We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. Similarly, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. Although you may continue to take withdrawals up to the GWA after the Age 65 Contract Anniversary without reduction of the GWA benefit (as long as there is a positive GWB value) your LIA benefit may be reduced if the amount you withdraw exceeds the LIA. You could eventually lose any benefit based on the LIA if you continue to take withdrawals in excess of the LIA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the contract value to zero but either the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Principal Plus for Life benefit terminates if the contract value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Rider Fee" and "Termination.")


If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA may reduce or eliminate future LIA values.


BONUS QUALIFICATION AND EFFECT


We will increase the GWB at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:



      by an amount equal to 5% of total purchase payments to the contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA and the LIA. The GWA will equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. The LIA will equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.

Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA.


STEP-UP OF GWB, GWA AND LIA



If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Principal Plus for Life Fee.") The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.


If you decline an automatic Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups.

Step-ups will increase the GWB and may increase the GWA and the LIA.

ADDITIONAL PURCHASE PAYMENTS


Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and the LIA and usually increase it:



      in the case of the GWA, to equal the lesser of:




            (a) 5% of the GWB immediately after the purchase payment; or



            (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment, and




We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.



Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA.


Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.


Special purchase payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:


            on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.


Special purchase payment limits on "qualified" contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:


            on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age
            65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

            for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.


General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.



INVESTMENT OPTIONS


While Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times either:

      a) among the Lifestyle and Money Market Portfolio investment options currently available with Principal Plus for Life (see "Lifestyle and Money Market Portfolio Investment Options Available with Principal Plus for Life," below); or

      b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Model Allocations Available with Principal Plus for Life" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Lifestyle and Money Market Portfolio Investment Options Available with Principal Plus for Life. You may allocate your contract value to any one, or any combination, of the Money Market or the Lifestyle Portfolio investment options currently available with Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with your selected investment options.

The Lifestyle and Money Market Portfolio investment options currently available with Principal Plus for Life are the same as those available with Principal Plus. See the "Lifestyle and Money Market Portfolio Investment Options Available with Principal Plus" section of the Prospectus.

Model Allocations Available with Principal Plus for Life. You may allocate your entire contract value to one of the Model Allocations currently available with Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation. You must, however, rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation or 100% to any one, or any combination of, the Lifestyle and Money Market Portfolio Investment Options available with Principal Plus for Life.

The Model Allocations currently available with Principal Plus for Life are the same as those available with Principal Plus. See the "Model Allocations Available with Principal Plus" section of the Prospectus.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

LIFE EXPECTANCY DISTRIBUTIONS


You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

      -     pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
            Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

      - pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

      - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your contract value and your GWB. We will not, however, Reset your GWB, GWA or LIA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.


WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.


We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or LIA.

No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.


SETTLEMENT PHASE



We automatically make settlement payments during Principal Plus for Life's "settlement phase." The "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the contract value to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional riders, terminate. We will not accept additional purchase payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.



At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

      You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Cover Person's lifetime in an amount that is equal to any remaining LIA value. Keep in mind that in certain circumstances the LIA may be less than the GWA, and under those circumstances your choice of an amount in excess of the LIA could result in a reduction of the LIA. (See "Effect of Withdrawals")


      You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.

      We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.

      After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.


DEATH BENEFITS



Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF  THE  DECEASED  AND THE BENEFICIARY IS:  THEN PRINCIPAL PLUS FOR LIFE:
OWNER IS:

IF  THE  DECEASED         AND THE BENEFICIARY IS:           THEN PRINCIPAL PLUS FOR LIFE:
OWNER IS:

1.  The Covered Person  The deceased owner's spouse        Does not continue  with respect to the LIA,
                                                           but  continues  with  respect to the GWA if
                                                           the  death  benefit  or the GWB is  greater
                                                           than zero.  We will  automatically  Step-Up
                                                           the GWB to equal the initial  death benefit
                                                           we  determine,  if  greater  than  the  GWB
                                                           prior to the death benefit.
                                                           Enters   the   settlement    phase   if   a
                                                           withdrawal   would   deplete  the  contract
                                                           value  to  zero,   and  the  GWB  is  still
                                                           greater than zero.
                                                           Continues to impose the Principal  Plus for
                                                           Life fee.
                                                           Continues to be eligible for any  remaining
                                                           Bonuses  and  Step-Ups,  but we will change
                                                           the  date  we  determine  and  apply  these
                                                           benefits  to  future  anniversaries  of the
                                                           date  we   determine   the  initial   death
                                                           benefit.  We will  permit the spouse to opt
                                                           out of the initial death  benefit  Step-Up,
                                                           if  any,  and  any  future  Step-Ups  if we
                                                           increase  the  rate of the  Principal  Plus
                                                           for Life fee at that time.

2.  The Covered Person    Not the deceased owner's   Continues  in the same manner as 1.,  except that
                          spouse                     Principal Plus for Life:
                                                           Does not  continue to be  eligible  for any
                                                           remaining Bonuses and Step-Ups,  other than
                                                           the  initial  Step-Up  of the GWB to  equal
                                                           the death benefit,  if greater than the GWB
                                                           prior to the death benefit.  We will permit
                                                           the  Beneficiary  to opt out of the initial
                                                           death  benefit  Step-Up,   if  any,  if  we
                                                           increase  the  rate of the  Principal  Plus
                                                           for Life fee at that time.

3.   Not   the          The deceased owner's spouse  Continues  in the same manner as 1.,  except that
Covered Person  (e.g.,                               Principal Plus for Life:
an owner other  than                                 Continues   with  respect  to  the  LIA  for  the
the  Covered Person)                                 Beneficiary.  If the LIA has not been  determined
                                                     prior to the  payment of any portion of the death
                                                     benefit,  we will determine the initial LIA on an
                                                     anniversary  of the date we  determine  the death
                                                     benefit after the Covered  Person has reached age
                                                     65.

IF  THE  DECEASED         AND THE BENEFICIARY IS:          THEN PRINCIPAL PLUS FOR LIFE:
OWNER IS:
4.   Not   the          Not   the   deceased   owner's     Continues  in the same manner as 1.,  except that
Covered Person  (e.g.,  spouse                       Principal Plus for Life:
an owner other  than
the  Covered Person)                                       Continues  with  respect to the LIA for the
                                                           Beneficiary.   If  the  LIA  has  not  been
                                                           determined  prior  to  the  payment  of any
                                                           portion  of  the  death  benefit,  we  will
                                                           determine    the    initial   LIA   on   an
                                                           anniversary  of the date we  determine  the
                                                           death benefit after the Covered  Person has
                                                           reached age 65.
                                                     Does  not   continue  to  be  eligible   for  any
                                                     remaining  Bonuses and  Step-Ups,  other than the
                                                     initial  Step-Up  of the GWB to equal  the  death
                                                     benefit,  if  greater  than the GWB  prior to the
                                                     death benefit.  We will permit the Beneficiary to
                                                     opt out of the initial death benefit Step-Up,  if
                                                     any,  if we  increase  the rate of the  Principal
                                                     Plus for Life fee at that time.


Death benefits during the settlement phase.


If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life rider. If the Covered Person dies during the settlement phase, we reduce the LIA to zero. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION


You may not terminate the Principal Plus for Life rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:

      a) the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

      b)    the date an Annuity Option under the contract begins;

      c)    the date the contract value, the GWB and the LIA all equal zero; or

      d)    termination of the contract.


PRINCIPAL PLUS FOR LIFE FEE



We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.


WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.


THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

WE ADD THE FOLLOWING TO THE FEDERAL TAX MATTERS - TAXATION OF ANNUITIES IN GENERAL SECTION OF THE PROSPECTUSES:


TAXATION OF PRINCIPAL PLUS FOR LIFE BENEFITS. Principal Plus for Life provides benefits that differ from those traditionally offered under variable annuity contracts. If this rider is in effect, the contract owner or his or her beneficiary may be entitled to take withdrawals under the Withdrawal Amount or Life Income Amount provisions of the rider even if the contract value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the contract has been fully recovered, they are fully includible in income.


EXAMPLES

Example 1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                            GWB ON
CONTRACT  PURCHASE                  WITHDRAWAL             CONTRACT
  YEAR    PAYMENTS   GWA      LIA     TAKEN      BONUS    ANNIVERSARY
--------  --------  ------  ------  ----------   ------   -----------
At issue  $100,000     N/A     N/A  $        0   $    0   $   100,000
   1             0  $5,000     N/A           0    5,000       105,000
   2             0    5250     N/A           0    5,000       110,000
   3             0   5,500     N/A           0    5,000       115,000
   4             0   5,750     N/A           0    5,000       120,000
   5             0   6,000     N/A           0    5,000       125,000
   6             0   6,250     N/A           0    5,000       130,000
   7             0   6,500     N/A           0    5,000       135,000
   8             0   6,750     N/A           0    5,000       140,000
   9             0   7,000     N/A           0    5,000       145,000
   10            0   7,250     N/A           0    5,000       150,000
   11            0   7,500  $7,500       7,500        0       142,500
   12            0   7,500   7,500       7,500        0       135,000
   13            0   7,500   7,500       7,500        0       127,500
   14            0   7,500   7,500       7,500        0       120,000
   15            0   7,500   7,500       7,500        0       112,500

                                                            GWB ON
CONTRACT  PURCHASE                  WITHDRAWAL             CONTRACT
  YEAR    PAYMENTS   GWA      LIA     TAKEN      BONUS    ANNIVERSARY
--------  --------  ------  ------  ----------   ------   -----------
   20            0   7,500   7,500       7,500        0        75,000
   25            0   7,500   7,500       7,500        0        37,500
   30            0   7,500   7,500       7,500        0             0
   31+           0       0   7,500       7,500        0             0

Example 2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the contract value at the end of year 3 is less than the GWB so there is no step-up.

                     GWA AFTER  LIA AFTER                           GWB ON
CONTRACT   PURCHASE   PURCHASE   PURCHASE  WITHDRAWAL              CONTRACT
  YEAR     PAYMENTS   PAYMENT    PAYMENT     TAKEN       BONUS    ANNIVERSARY
--------  ---------  ---------  ---------  ----------  ---------  -----------
At issue  $ 100,000        --         N/A  $        0  $       0  $   100,000
    1             0  $   5,000  $   5,000           0      5,000      105,000
    2        10,000      5,750      5,750           0      5,500      120,500
    3             0      6,025      6,025       6,025          0      114,475
    4             0      6,025      6,025           0      5,500      119,975
    5             0      6,025      6,025           0      5,500      125,475

Example 3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                     HYPOTHETICAL
                                                      CONTRACT
                                                       VALUE ON
                                                       CONTRACT
                   GWA AFTER  LIA AFTER               ANNIVERSARY    GWB ON
CONTRACT PURCHASE   PURCHASE   PURCHASE  WITHDRAWAL    PRIOR TO     CONTRACT
  YEAR   PAYMENTS   PAYMENT    PAYMENT     TAKEN       RIDER FEE   ANNIVERSARY
-------- --------  ---------  ---------  ----------  ------------  -----------
At issue $100,000  $      --  $      --  $       --  $         --  $   100,000
   1            0      5,000         --       5,000       102,000       95,000
   2            0      5,000         --       5,000       103,828       90,000
   3            0      5,000      4,500       5,000       105,781      105,781
   4            0      5,289      5,289       5,289        94,946      100,492
   5            0      5,289      5,289      10,000        79,898       79,898
   6            0      3,995      3,995


                       SUPPLEMENT DATED DECEMBER 12, 2005



Venture      333-70728, 333-70730
Venture III             333-70850

                                       14

NYVenture      33-79112, 33-46217
NYVenture III  333-83558

                                       15

                      SUPPLEMENT DATED DECEMBER 12, 2005 TO
                         PROSPECTUSES DATED MAY 2, 2005



This Supplement is intended to be distributed with certain Prospectuses dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York as applicable. The prospectuses involved bear the title: "Wealthmark Variable Annuity," or "Wealthmark ML3 Variable Annuity." We refer to these prospectuses as the "Prospectuses".


THIS SUPPLEMENT CHANGES THE PROSPECTUSES AS FOLLOWS:


We have revised the Guaranteed Principal Plus optional benefit described in the Prospectuses, and, subject to state availability, offer a new optional benefit rider that we call "GUARANTEED PRINCIPAL PLUS FOR LIFE" or "GPP FOR LIFE." We will continue to make the Principal Plus optional benefit described in the Prospectuses available for purchase in states where approved for a limited period of time after we make the Guaranteed Principal Plus for Life optional benefit available in your state.


WE ADD THE FOLLOWING TO THE SUMMARY - CURRENTLY OFFERED OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:


Guaranteed Principal Plus for Life. We designed the Guaranteed Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "GUARANTEED WITHDRAWAL AMOUNT" (or "GWA") each year. The initial GWA equals 5% of a "GUARANTEED WITHDRAWAL BALANCE" (or "GWB"). The initial GWB equals your initial purchase payment for the contract, up to a $5 million maximum. You can withdraw the GWA each year until the GWB is depleted to zero. In addition, after you attain age 65, we will calculate a "LIFETIME INCOME AMOUNT" (or "LIA"). If you subsequently limit your annual withdrawals to the LIA, we will make the LIA benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your contract value reduces to zero.


The LIA will equal the GWA if you do not take any withdrawals until your Age 65 Contract Anniversary (i.e., the Contract Anniversary on or next following your 65th birthday), or if you purchase a contract after you attain age 65. If you purchase a contract for two or more owners, the LIA applies only to the life of the oldest owner.


Under Guaranteed Principal Plus for Life, you choose how much contract value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the GWA in any year, we may reduce the GWA that we guarantee for future withdrawals. Similarly, we may reduce the LIA that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the LIA in any year after you attain age 65. (See "Effect of Withdrawals" beginning on page 4 of this supplement). We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Settlement Phase" and "Lifetime Distribution Payments" sections. beginning on page 9 of this supplement.


YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GWA OR LIA. THE LIA MAY BE LESS THAN THE GWA IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIA IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GWB TO ZERO.


We reduce the GWB each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the LIA will equal 5% of the GWB at that time. We will increase the GWB by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, we may also increase or "Step-Up" the GWB on certain dates. You may also increase the amounts we guarantee by making additional purchase payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH GUARANTEED PRINCIPAL PLUS FOR LIFE. (See "Additional Purchase Payments" beginning on page 6.)

IF YOU ELECT TO PURCHASE GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted investment option will not be affected by the restriction as long as it remains in that investment option. (We describe the currently available investment options for contracts issued with Guaranteed Principal Plus for Life on page 6 of this Supplement.)



Guaranteed Principal Plus for Life is available only at contract issue and cannot be revoked once elected. Guaranteed Principal Plus for Life is not available for qualified contracts if you are over age 80. For a full description of Guaranteed Principal Plus for Life, including benefits and limitations, see "Optional Benefits."


WE ADD THE FOLLOWING TO THE FEE TABLES SECTION OF THE PROSPECTUSES:

FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS

Guaranteed Principal Plus for Life (as a percentage of the Adjusted GWB)#
      Maximum fee                                                          0.75%#
      Current fee                                                          0.40%#

# The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.

WE ADD THE FOLLOWING TO THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:

GUARANTEED PRINCIPAL PLUS FOR LIFE




DEFINITIONS. We use the following definitions to describe how Guaranteed Principal Plus for Life works:


Guaranteed Withdrawal             The total amount we guarantee to be available for future
        Balance                   periodic withdrawals during the accumulation period.
         "GWB"                    The initial GWB is equal to your initial purchase payment , up to the maximum GWB.
                                  The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal Amount      The amount we guarantee to be available each contract year
         "GWA"                    for withdrawal during the accumulation period until the GWB is depleted.
                                  The initial GWA is equal to 5% of the initial GWB.
                                  The maximum GWA at any time is $250,000.

       Covered Person             The person whose life we use to determine the duration of the
                                  LIA payments.
                                  The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural owner.

     Life Income Amount           The amount we  guarantee  to be available  each  contract  year
           "LIA"                  for  withdrawal  during the  accumulation  period after the Age
                                  65 Contract  Anniversary  and while the Covered  Person remains alive as an owner or annuitant of the contract.
                                  We   determine   the   initial  LIA  on  the  Age  65  Contract
                                  Anniversary (or the date you purchase the benefit, if later.)
                                  The  initial  LIA is equal to 5% of the GWB at the time we make our determination.

Age 65 Contract Anniversary   The  Contract  Anniversary  on,  or next  following,  the  date the
                              Covered Person attains age 65.

           Reset              A reduction of guaranteed  amounts resulting from our recalculation of the GWB,  GWA or LIA.  We may Reset  guaranteed  amounts if your annual withdrawals of contract value exceed the GWA or LIA.

          Step-Up             An increase of guaranteed  amounts resulting from our recalculation of the GWB,  GWA or LIA on  certain  anniversary  dates to  reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

OVERVIEW.

The optional Guaranteed Principal Plus for Life rider provides a guaranteed minimum withdrawal benefit during the accumulation period. We designed the Guaranteed Principal Plus for Life rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA." On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount" or "LIA." If you subsequently limit your annual withdrawals to the LIA, Guaranteed Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner or annuitant under the contract, even after you have recovered your investments in the contract and even if your contract value reduces to zero.




We provide additional information about Guaranteed Principal Plus for Life in the following sections:


      Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of Guaranteed Principal Plus for Life. SINCE THE BENEFIT OF GUARANTEED PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, GUARANTEED PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH GUARANTEED PRINCIPAL PLUS FOR LIFE.


      Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

      Step-Up of GWB, GWA and LIA - describes how we may increase the GWB, GWA and/or LIA on certain dates to reflect favorable market performance.

      Additional Purchase Payments - describes how you may increase the GWB, GWA and/or LIA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.

      Investment Options - describes the special limitations we impose in the investment options we make available.

      Life Expectancy Distributions - describes our special program to provide minimum distribution amounts required under certain sections of the Code.


      Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the contract value to zero.


      Death Benefits - describes how Guaranteed Principal Plus for Life affects the death benefits provided under your contract.

      Termination - describes when Guaranteed Principal Plus for Life benefits end.

      Guaranteed Principal Plus for Life fee - provides further information on the fee we charge for this benefit.





You may elect Guaranteed Principal Plus for Life at the time the contract is issued, provided:

      Guaranteed Principal Plus for Life is available for sale in the state where the contract is sold;


      you limit your investment of purchase payments and contract value to the investment options we make available with Guaranteed Principal Plus for Life; and


      you have not yet attained age 81 (for Qualified contracts only).


We reserve the right to accept or refuse to issue Guaranteed Principal Plus for Life at our sole discretion. Once you elect Guaranteed Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Guaranteed Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. (See "Guaranteed Principal Plus for Life Fee.")



EFFECT OF WITHDRAWALS



We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:


      (a)   the contract value immediately after the withdrawal; or

      (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.




Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. After the Age 65 Contract Anniversary, we also will recalculate the LIA if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the contract value immediately after the withdrawal or the new GWB value.

In certain circumstances, however, we will not Reset the GWB, GWA and/or the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions.")


We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. Similarly, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. Although you may continue to take withdrawals up to the GWA after the Age 65 Contract Anniversary without reduction of the GWA benefit (as long as there is a positive GWB value) your LIA benefit may be reduced if the amount you withdraw exceeds the LIA. You could eventually lose any benefit based on the LIA if you continue to take withdrawals in excess of the LIA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

The Guaranteed Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the contract value to zero but either the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the contract value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Rider Fee" and "Termination.")


If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA may reduce or eliminate future LIA values.


BONUS QUALIFICATION AND EFFECT


We will increase the GWB at the end of each Contract Year during Guaranteed Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:



      by an amount equal to 5% of total purchase payments to the contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA and the LIA. The GWA will equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. The LIA will equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.

Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA.


STEP-UP OF GWB, GWA AND LIA



If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Guaranteed Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Guaranteed Principal Plus for Life Fee.") The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary while the Guaranteed Principal Plus for Life Benefit is in effect.


If you decline an automatic Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups.

Step-ups will increase the GWB and may increase the GWA and the LIA.

ADDITIONAL PURCHASE PAYMENTS


Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and the LIA and usually increase it:



      in the case of the GWA, to equal the lesser of:



            (a) 5% of the GWB immediately after the purchase payment; or



            (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment, and



We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.



Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA.


Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.


Special purchase payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:


            on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.


Special purchase payment limits on "qualified" contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:


            on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age
            65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

            for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor prior to electing Guaranteed Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.


General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.



INVESTMENT OPTIONS


While Guaranteed Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times among the Scudder Strategic Asset Management and Scudder Money Market Portfolio investment options currently available with Guaranteed Principal Plus for Life (see "Scudder Strategic Asset Management and Scudder Money Market Portfolio Investment Options Available with Guaranteed Principal Plus for Life," below.)

Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH GUARANTEED PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Scudder Strategic Asset Management and Scudder Money Market Portfolio Investment Options Available with Guaranteed Principal Plus for Life. You may allocate your contract value to any one, or any combination, of the Scudder Money Market or the Scudder Strategic Asset Management Portfolio investment options currently available with Guaranteed Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the any available DCA fixed account investment option in connection with your selected investment options.

The Scudder Strategic Asset Management and Scudder Money Market Portfolio investment options currently available with Guaranteed Principal Plus for Life are the same as those available with Guaranteed Principal Plus. See the "Scudder Strategic Asset Management and Scudder Money Market Portfolio Investment Options Available with Guaranteed Principal Plus" section of the Prospectus.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.


IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.



LIFE EXPECTANCY DISTRIBUTIONS


You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Guaranteed Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

      -     pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
            Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

      - pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

      - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING GUARANTEED PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your contract value and your GWB. We will not, however, Reset your GWB, GWA or LIA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.


WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.


We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or LIA.

No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Guaranteed Principal Plus for Life.


SETTLEMENT PHASE



We automatically make settlement payments during Guaranteed Principal Plus for Life's "settlement phase." The "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the contract value to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional riders, terminate. We will not accept additional purchase payments and we will not deduct any charge for the Guaranteed Principal Plus for Life benefit during the settlement phase.



At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:






      You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Cover Person's lifetime in an amount that is equal to any remaining LIA value. Keep in mind that in certain circumstances the LIA may be less than the GWA, and under those circumstances your choice of an amount in excess of the LIA could result in a reduction of the LIA. (See "Effect of Withdrawals")


      You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.

      We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.

      After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.


DEATH BENEFITS



Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF  THE  DECEASED         AND THE BENEFICIARY IS:      THEN GUARANTEED PRINCIPAL PLUS FOR LIFE:
OWNER IS:
1.  The Covered Person    The deceased owner's spouse     Does not continue  with respect to the LIA,
                                                          but  continues  with  respect to the GWA if
                                                          the  death  benefit  or the GWB is  greater
                                                          than zero.  We will  automatically  Step-Up
                                                          the GWB to equal the initial  death benefit
                                                          we  determine,  if  greater  than  the  GWB
                                                          prior to the death benefit.
                                                          Enters   the   settlement    phase   if   a
                                                          withdrawal   would   deplete  the  contract
                                                          value  to  zero,   and  the  GWB  is  still
                                                          greater than zero.
                                                          Continues   to   impose   the    Guaranteed
                                                          Principal Plus for Life fee.
                                                          Continues to be eligible for any  remaining
                                                          Bonuses  and  Step-Ups,  but we will change
                                                          the  date  we  determine  and  apply  these
                                                          benefits  to  future  anniversaries  of the
                                                          date  we   determine   the  initial   death
                                                          benefit.  We will  permit the spouse to opt
                                                          out of the initial death  benefit  Step-Up,
                                                          if  any,  and  any  future  Step-Ups  if we
                                                          increase   the   rate  of  the   Guaranteed
                                                          Principal Plus for Life fee at that time.

2.  The Covered Person    Not the deceased owner's        Continues  in the same manner as 1.,  except that
                          spouse                          Guaranteed Principal Plus for Life:
                                                                Does not  continue to be  eligible  for any
                                                                remaining Bonuses and Step-Ups,  other than
                                                                the  initial  Step-Up  of the GWB to  equal
                                                                the death benefit,  if greater than the GWB
                                                                prior to the death benefit.  We will permit
                                                                the  Beneficiary  to opt out of the initial
                                                                death  benefit  Step-Up,   if  any,  if  we
                                                                increase   the   rate  of  the   Guaranteed
                                                                Principal Plus for Life fee at that time.

3.   Not   the   Covered  The deceased owner's spouse     Continues  in the same manner as 1.,  except that
Person  (e.g.,  an owner                                  Guaranteed Principal Plus for Life:
other  than the  Covered                                  Continues   with  respect  to  the  LIA  for  the
Person)                                                   Beneficiary.  If the LIA has not been  determined
                                                          prior to the  payment of any portion of the death
                                                          benefit,  we will determine the initial LIA on an
                                                          anniversary  of the date we  determine  the death
                                                          benefit after the Covered  Person has reached age
                                                          65.

4.   Not   the   Covered  Not   the   deceased   owner's  Continues  in the same manner as 1.,  except that
Person  (e.g.,  an owner  spouse                          Guaranteed Principal Plus for Life:
other  than the  Covered
Person)                                                         Continues  with  respect to the LIA for the
                                                                Beneficiary.   If  the  LIA  has  not  been
                                                                determined  prior  to  the  payment  of any
                                                                portion  of  the  death  benefit,  we  will
                                                                determine    the    initial   LIA   on   an
                                                                anniversary  of the date we  determine  the
                                                                death benefit after the Covered  Person has
                                                                reached age 65.
                                                                Does not  continue to be  eligible  for any
                                                                remaining Bonuses and Step-Ups,  other than
                                                                the  initial  Step-Up  of the GWB to  equal
                                                                the death benefit,  if greater than the GWB
                                                                prior to the death benefit.  We will permit
                                                                the  Beneficiary  to opt out of the initial
                                                                death  benefit  Step-Up,   if  any,  if  we
                                                                increase   the   rate  of  the   Guaranteed
                                                                Principal Plus for Life fee at that time.


Death benefits during the settlement phase.


If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus for Life rider. If the Covered Person dies during the settlement phase, we reduce the LIA to zero. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION


You may not terminate the Guaranteed Principal Plus for Life rider once it is in effect. However, Guaranteed Principal Plus for Life will terminate automatically upon the earliest of:

      a) the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

      b)    the date an Annuity Option under the contract begins;

      c)    the date the contract value, the GWB and the LIA all equal zero; or

      d)    termination of the contract.


GUARANTEED PRINCIPAL PLUS FOR LIFE FEE



We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus for Life. The Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Guaranteed Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the Guaranteed Principal Plus for Life fee during Guaranteed Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.


WE RESERVE THE RIGHT TO INCREASE THE GUARANTEED PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE GUARANTEED PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Guaranteed Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Guaranteed Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



THE ADDITION OF GUARANTEED PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, GUARANTEED PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF GUARANTEED PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

WE ADD THE FOLLOWING TO THE FEDERAL TAX MATTERS - TAXATION OF ANNUITIES IN GENERAL SECTION OF THE PROSPECTUSES:

TAXATION OF GUARANTEED PRINCIPAL PLUS FOR LIFE BENEFITS. Guaranteed Principal Plus for Life provides benefits that differ from those traditionally offered under variable annuity contracts. If this rider is in effect, the contract owner or his or her beneficiary may be entitled to take withdrawals under the Guaranteed Withdrawal Amount or Life Income Amount provisions of the rider even if the contract value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the contract has been fully recovered, they are fully includible in income.

EXAMPLES

Example 1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                          GWB ON
CONTRACT  PURCHASE                  WITHDRAWAL           CONTRACT
 YEAR     PAYMENTS   GWA     LIA       TAKEN    BONUS   ANNIVERSARY
--------  --------  ------  ------  ----------  ------  -----------
At issue  $100,000     N/A     N/A  $        0  $    0  $   100,000
   1             0  $5,000     N/A           0   5,000      105,000
   2             0    5250     N/A           0   5,000      110,000
   3             0   5,500     N/A           0   5,000      115,000
   4             0   5,750     N/A           0   5,000      120,000
   5             0   6,000     N/A           0   5,000      125,000
   6             0   6,250     N/A           0   5,000      130,000
   7             0   6,500     N/A           0   5,000      135,000
   8             0   6,750     N/A           0   5,000      140,000
   9             0   7,000     N/A           0   5,000      145,000
   10            0   7,250     N/A           0   5,000      150,000
   11            0   7,500  $7,500       7,500       0      142,500
   12            0   7,500   7,500       7,500       0      135,000
   13            0   7,500   7,500       7,500       0      127,500
   14            0   7,500   7,500       7,500       0      120,000
   15            0   7,500   7,500       7,500       0      112,500
   20            0   7,500   7,500       7,500       0       75,000
   25            0   7,500   7,500       7,500       0       37,500
   30            0   7,500   7,500       7,500       0            0
   31+           0       0   7,500       7,500       0            0

Example 2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the contract value at the end of year 3 is less than the GWB so there is no step-up.

                    GWA AFTER  LIA AFTER                        GWB ON
CONTRACT  PURCHASE  PURCHASE   PURCHASE   WITHDRAWAL            CONTRACT
  YEAR    PAYMENTS   PAYMENT    PAYMENT     TAKEN      BONUS   ANNIVERSARY
--------  --------  ---------  ---------  ----------  -------  ------------
At issue  $100,000         --        N/A  $        0  $     0  $    100,000
    1            0  $   5,000  $   5,000           0    5,000       105,000
    2       10,000      5,750      5,750           0    5,500       120,500
    3            0      6,025      6,025       6,025        0       114,475
    4            0      6,025      6,025           0    5,500       119,975
    5            0      6,025      6,025           0    5,500       125,475

Example 3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                      HYPOTHETICAL
                                                        CONTRACT
                                                        VALUE ON
                                                        CONTRACT
                    GWA AFTER  LIA AFTER              ANNIVERSARY     GWB ON
CONTRACT  PURCHASE  PURCHASE   PURCHASE   WITHDRAWAL    PRIOR TO     CONTRACT
  YEAR    PAYMENTS   PAYMENT    PAYMENT     TAKEN       RIDER FEE   ANNIVERSARY
--------  --------  ---------  ---------  ----------  ------------  ------------
At issue  $100,000  $      --  $      --  $       --  $         --  $    100,000
   1             0      5,000         --       5,000       102,000        95,000
   2             0      5,000         --       5,000       103,828        90,000
   3             0      5,000      4,500       5,000       105,781       105,781
   4             0      5,289      5,289       5,289        94,946       100,492
   5             0      5,289      5,289      10,000        79,898        79,898
   6             0      3,995      3,995


             SUPPLEMENT DATED DECEMBER 12, 2005



Wealthmark                 333-70728, 333-70730
Wealthmark ML3             333-70850
NYWealthmark               33-79112, 33-46217
NYWealthmark ML3           333-83558
                                                  JH-3603

                                     PART B



                            INFORMATION REQUIRED IN A



                       STATEMENT OF ADDITIONAL INFORMATION



 (included in Registrants Form N-4, File No 333-71072, filed on April 29, 2005 and incorporated by reference herein)

                                     PART C

                                OTHER INFORMATION

                     Guide to Name Changes and Successions:

                                                   NAME CHANGES
-------------------------------------------------------------------------------------------------------------------------------
DATE OF CHANGE          OLD NAME                                      NEW NAME
------------------      ---------------------------------------       ---------------------------------------------------------
October 1, 1997         NASL Variable Account                         The Manufacturers Life Insurance Company of North America
                                                                      Separate Account A

October 1, 1997         North American Security Life Insurance        The Manufacturers Life Insurance Company of North America
                        Company

November 1, 1997        NAWL Holding Co., Inc.                        Manulife-Wood Logan Holding Co., Inc.

September 24, 1999      Wood Logan Associates, Inc.                   Manulife Wood Logan, Inc

January 1, 2005         The Manufacturers Life Insurance Company      John Hancock Life Insurance Company (U.S.A.)
                        (U.S.A.) Separate Account A                   Separate Account A

January 1, 2005         The Manufacturers Life Insurance Company      John Hancock Life Insurance Company (U.S.A.)
                        (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets including the assets of Separate Account A.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 8, on Form N-4 , file No 333-70728, filed April 29, 2005.

            (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 8, on Form N-4 , file No 333-70728, filed April 29, 2005.

      (b)   Exhibits

            (1)   (i)   Resolution of the Board of Directors of North American
                        Security Life Insurance Company (U.S.A.) establishing
                        The Manufacturers Life Insurance Company Separate
                        Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-71072, filed January 2, 2002
                        (the "Pre-Effective Amendment")

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (i)   Form of Underwriting Agreement between North American
                        Security Life Insurance Company (Depositor) and NASL
                        Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

                  (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (iii) Form of Amendment to Promotional Agent Agreement -
                        Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of broker-dealer Agreement - Previously filed as Exhibit (3)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

            (4)   (i)   Form of Specimen Flexible Purchase Payment Individual
                        Deferred Variable Annuity Contract, Non-Participating -
                        Incorporated by reference to Exhibit (b)(4)(i) to registration statement on Form N-4 (File No. 333-24657), filed April 7, 1997.

                  (ii) Form of Specimen Endorsement to Contract: Fixed Account Endorsement--Incorporated by reference to Exhibit (b)
                        (4) (ii) to registration statement on Form N-4 (File No. 333-24657) filed February 26, 1998

                  (iii) Form of Death Benefit Endorsement - Incorporated by
                        reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

                  (v) Form of Guaranteed Income Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(v) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

                  (vi) Form of Enhanced Death Benefit Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(vi) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

            (5)   (i)   Form of Specimen Application for Flexible Purchase
                        Payment Individual Deferred Combination Fixed and
                        Variable Annuity Contract, Non-Participating --
                        Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed
                        February 28, 2000.

                  (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

            (6)   (i)   Restated Articles of Redomestication of The
                        Manufacturers Life Insurance Company (U.S.A.) -
                        Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000
                        (File No. 333-41814).

                  (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                  (iii) By-laws of The Manufacturers Life Insurance Company
                        (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

            (7)   (i)   Form of Variable Annuity Reinsurance Agreement Contract
                        between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed
                        February 26, 1998.

                  (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

                  (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation
                        (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

                  (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

                  (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                        ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                        iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to
                        Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (vii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (viii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

                  (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

                  (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of America - Previously filed as Exhibit (8)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

            (10) Written consent of Ernst & Young LLP, independent auditors - Incorporated by reference to Exhibit(b)(10) to post-effective amendment no. 7, to Form N-4, file number 333-71072, filed April 29, 2005

            (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

            (13) Schedules of computation,-- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

            (14)  Financial Data Schedule - Not Applicable.

            (15)  Powers of Attorney

                  (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

                  (ii) Powers of Attorney (John Ostler) - Previously filed as Exhibit (15)(ii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

                  (iii) Powers of Attorney (Jim Boyle, John Lyon) - Previously
                        filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

                  (iv) Power of Attorney (Steven Mannik) - Previously filed as Exhibit (15)(iv) to post-effective amendment no. 2 to this registration statement on April 29, 2002

                  (v) Power of Attorney (Alison Alden) - Previously filed as Exhibit (15)(v) to post-effective amendment no. 4 to this registration statement on February 26, 2004.

                  (vi) Power of Attorney (Marc Costantini, Diana Scott, Warren Thomson) - Previously filed as Exhibit (15)(vi) to post-effective amendment no. 6 to this registration statement on February 28, 2005.

                 (vii) Powers of Attorney (John Ostler, Diana Scott, James O'Malley, James Boyle, Alison Alden, Warren Thompson, John DesPrez III, Robert Cook, Rex Schlaybaugh, Jr.) incorporated by reference to Pre-effective Amendment #1, 333-126668, filed October 12, 2005.

Item 25.  Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
-----------------------------------            --------------------------------------------------------------------
John D. DesPrez III*                           Director and Chairman of the Board of Directors, President
Alison Alden*                                  Executive Vice President, Human Resources & Communications, Director
James Boyle*                                   President, Individual Wealth Management, Director
Robert A. Cook*                                President, U.S. Insurance; Director
Peter Copestake**                              Vice President, Treasurer
James D. Gallagher*                            Executive Vice President, Secretary and General Counsel
Donald Guloien**                               Executive Vice President and Chief Investment Officer
Norman Light**                                 Vice President and Chief Financial Officer, Investments
Steven Mannik**                                President, Reinsurance
James O'Malley**                               President, U.S. Group Pension; Director
John Ostler**                                  Director
Rex Schlaybaugh, Jr.**                         Director
Marc Costantini*                               Executive Vice President and Chief Financial Officer

    OFFICERS AND DIRECTORS OF JOHN HA NCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
-----------------------------------            -----------------------------------------------------------------
Warren Thomson**                               Senior Vice President, Investments, Director
Diana Scott*                                   Director, Executive Vice President & Chief Administrative Officer
Denis Turner**                                 Senior Vice President and Controller

*Principal business office is 601 Congress Street, Boston, MA 02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2004

                                                              LEGAL     % OF        JURISDICTION OF
AFFILIATE                                                       ID      EQUITY       INCORPORATION       DIVISION
---------------------------------------------------------     -----     -----      -----------------   -----------
MANULIFE FINANCIAL CORPORATION                                 0002       100          CANADA          Corporate
  John Hancock Holdings (Delaware) LLC                         0275       100          Delaware        Corporate
     John Hancock Financial Services, Inc.                     0003       100          Delaware        Corporate
  The Manufacturers Life Insurance Company                     0001       100          Canada          Corporate
     Manulife Bank of Canada                                   0058       100          Canada          Canadian
     Manulife Financial Services Inc.                          0199       100          Canada          Canadian
     Manulife Securities International Ltd.                    0079       100          Canada          Canadian
     Manulife Canada Ltd.                                      0157       100          Canada          Canadian
     First North American Insurance Company                    0111       100          Canada          Canadian
     Equinox Financial Group, Inc.                             0239       100          Canada          Canadian
       EIS Insurance Services, Inc.(1.)                                    50          Canada          Canadian
       2733854 Canada Ltd. (2.)                                           100          Canada          Canadian
     JLOC Holding Company                                                  30        Cayman Islands    Corporate
     Opportunity Finance Company                                           30        Cayman Islands    Corporate
     Cantay Holdings Inc.                                      0051       100          Ontario         Corporate
     Canaccord Capital Inc.                                             13.07       British Columbia   Corporate
     Regional Power Inc.                                       0136     83.50          Canada          Corporate
                  ADDALAM POWER CORPORATION.                               50          Philippines     Investments
     Manulife Data Services Inc.                               0081       100          Barbados        Corporate
     Manulife Enterprises (Alberta) Limited                    0276       100          Alberta         Corporate
       Manulife Enterprises (Bermuda) Limited                  0277       100          Bermuda         Corporate
     Manulife Capital Inc.                                     0278       100          Canada          Corporate
     P.V.S. Preferred Vision Services Inc.                                 20          Canada          Investments
     880 Belgrave Way Holdings Ltd.                                       100      British Columbia    Investments
     Churchill Office Park Limited                                         45          Canada          Investments
     Landex Properties Ltd.                                    0238       100      British Columbia    Investments
     Enterprise Capital Management Inc.                                    20          Ontario         Investments
     6212344 Canada Limited                                    0272       100          Canada          Investments
     SEAMARK Asset Management Ltd.                                      35.01          Canada          Investments
     1293319 Ontario Inc.                                      0170       100          Ontario         Investments
     3426505 Canada Inc.                                       0161       100          Canada          Investments
     FNA Financial Inc.                                        0115       100          Canada          Investments
       Elliot & Page Limited                                   0116       100          Ontario         Investments
     NAL Resources Limited                                     0117       100          Alberta         Investments
     NAL Resources Management Limited                          0120       100          Canada          Investments
       1050906 Alberta Ltd.                                    0127       100          Alberta         Investments
     2015500 Ontario Inc.                                      0154       100          Ontario         Investments
     NALC Holdings Inc.(3)                                     0103        50          Ontario         Investments
     2015401 Ontario Inc.                                      0140       100          Ontario         Investments
     2024385 Ontario Inc.                                      0153       100          Ontario         Investments
     Cavalier Cable, Inc.(4.)                                             78          Delaware        Investments
     MFC Global Investment Management (U.S.A.) Limited         0156       100          Canada          Investments
     Resolute Energy Inc.                                               11.42          Alberta         Investments
     Micro Optics Design Corporation                                    17.69          Nevada          Investments
     PK Liquidating Company II, LLC                                        18          Delaware        Investments

                                                              LEGAL     % OF        JURISDICTION OF
AFFILIATE                                                       ID      EQUITY       INCORPORATION       DIVISION
---------------------------------------------------------     -----     -----      -----------------   -----------
     Intrepid Energy Corp.                                                 19          Alberta         Investments
     Avotus Corp.                                                       10.13          Canada          Investments
     Manulife Holdings (Alberta) Limited                       0201       100          Alberta         U.S.
       Manulife Holdings (Delaware) LLC                        0205       100          Delaware        U.S.
         The Manufacturers Investment Corporation              0087       100          Michigan        U.S.
           Manulife Reinsurance Limited                        0067       100          Bermuda         Reinsurance
             Manulife Reinsurance (Bermuda) Limited            0203       100          Bermuda         Reinsurance
           John Hancock Life Insurance Company (U.S.A.)(5.)    0019       100          Michigan        U.S.
             The Manufacturers Life Insurance Company of       0017       100          Michigan        U.S.
  America
             Manulife Service Corporation                      0007       100          Colorado        U.S.
             John Hancock Distributors LLC(6.)                 0005       100          Delaware        U.S.
             Aegis Analytical Corporation                               15.41          Delaware        Investments
             John Hancock Investment Management                0097        60          Delaware        U.S.
  Services, LLC(7.)
             John Hancock Life Insurance Company of New        0094       100          New York        U.S.
  York(8.)
             Ironside Venture Partners I LLC                   0196       100          Delaware        Investments
                NewRiver Investor Communications Inc.                   11.29          Delaware        Investments
             Polymerix Corporation                                       11.4          Delaware        Investments
             Ennal, Inc.                                       0124       100          Delaware        U.S.
             Ironside Venture Partners II LLC                  0197       100          Delaware        Investments
             Manulife Property Management of Washington,                  100          Wash., D.C.     Investments
  D.C., Inc.
             Avon Long Term Care Leaders LLC                   0158       100          Delaware        U.S.
             ESLS Investment Limited, LLC                                  25          Ohio            Corporate
             Flex Holding, LLC                                           27.7          Delaware        Corporate
                Flex Leasing I, LLC                                     99.99          Delaware        Corporate
             Manulife Leasing Co., LLC                                     80          Delaware        Corporate
             Dover Leasing Investments, LLC                                99          Delaware        Corporate
             MCC Asset Management, Inc.                        0186       100          Delaware        U.S.
     MFC Global Fund Management (Europe) Limited                          100          England         Investments
       MFC Global Investment Management (Europe) Limited       0064       100          England         Investments
     WT (SW) Properties Ltd.                                   0082       100          England         Corporate
     Manulife Europe Ruckversicherungs-Aktiengesellschaft      0138       100          Germany         Reinsurance
       Manulife Holdings (Bermuda) Limited                     0147       100          Bermuda         Reinsurance
         Manulife Management Services Ltd.                     0191       100          Barbados        Reinsurance
         Manufacturers P&C Limited                             0036       100          Barbados        Reinsurance
                           MANUFACTURERS LIFE                  0049       100          Barbados        Reinsurance
REINSURANCE LIMITED
     FCM Holdings Inc.                                         0104       100          Philippines     Asia
     Manulife (Singapore) Pte. Ltd.                            0014       100          Singapore       Asia
       John Hancock Life Assurance Company, Ltd.                          100          Singapore       Asia
     The Manufacturers Life Insurance Co. (Phils.), Inc.       0164       100          Philippines     Asia
       FCM Plans, Inc.                                         0155       100          Philippines     Asia
       Manulife Financial Plans, Inc.                          0187       100          Philippines     Asia
     Manulife (Vietnam) Limited                                0188       100          Vietnam         Asia
     Manulife International Holdings Limited                   0152       100          Bermuda         Asia
       Manulife Provident Funds Trust Company Limited          0163       100          Hong Kong       Asia
       Manulife Asset Management (Asia) Limited                           100          Barbados        Asia
         Manulife Asset Management (Hong Kong) Limited         0078       100          Hong Kong       Asia
         P.T. Manulife Aset Manajemen Indonesia                0141        85          Indonesia       Asia
           P.T. Buanadaya Sarana Informatika(9.)                           96          Indonesia       Asia

                                                              LEGAL     % OF        JURISDICTION OF
AFFILIATE                                                       ID      EQUITY       INCORPORATION    DIVISION
---------------------------------------------------------     -----     -----      ----------------- -----------
       Manulife (International) Limited                        0028       100          Bermuda       Asia
         Manulife-Sinochem Life Insurance Co. Ltd.             0043        51          China         Asia
         The Manufacturers (Pacific Asia) Insurance            0061       100          Hong Kong     Asia
  Company Limited
                           MANULIFE CONSULTANTS LIMITED                   100          Hong Kong     Asia
                           MANULIFE FINANCIAL                             100          Hong Kong     Asia
SHAREHOLDINGS LIMITED
         Manulife Financial Management Limited                            100          Hong Kong     Asia
         Manulife Financial Group Limited                                 100          Hong Kong     Asia
         Manulife Financial Investment Limited                            100          Hong Kong     Asia
     P.T. Asuransi Jiwa Manulife Indonesia                     0042        71          Indonesia     Asia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA        0075        99          Indonesia     Asia
                  P.T. MANULIFE INTIJAYA                                   90          Indonesia     Asia
                  P.T. MANULIFE INTISARI                                   95          Indonesia     Asia
     6306471 Canada Inc.                                       0282       100          Canada        Corporate
       CDF (Thailand) Ltd.                                     0287        90          Thailand      Asia
         OQC (Thailand) Ltd.(10.)                              0288        51          Thailand      Asia
           Interlife John Hancock Assurance Public Company     0286        70          Thailand      Asia
  Limited(11.)
     Manulife Technology & Services Sdn Bhd                    0285       100          Malaysia      Asia
     Manulife Alberta Limited                                  0279       100          Alberta       Corporate
       Manulife European Holdings (Bermuda) Limited            0270       100          Bermuda       Corporate
         Manulife European Investments (Luxembourg)            0271       100          Luxembourg    Corporate
  S.a.r.l.
           Manulife Hungary Holdings Limited(12.)              0149        99          Hungary       Corporate
     MLI Resources Inc.                                        0193       100          Alberta       Corporate
       Manulife Life Insurance Company(13.)                    0180     35.02          Japan         Japan
         MFC Global Investment Management (Japan) Limited      0208       100          Japan         Japan
       Manulife Century Investments (Bermuda) Limited          0172       100          Bermuda       Corporate
         Manulife Century Investments (Luxembourg) S.A.        0173       100          Luxembourg    Corporate
           Manulife Century Investments (Netherlands) B.V.     0174       100          Netherlands   Corporate
             Manulife Premium Collection Co., Ltd.(14.)        0178        57          Japan         Japan
             Y.K. Manulife Properties Japan                    0142       100          Japan         Japan
             Daihyaku Manulife Holdings (Bermuda) Limited      0175       100          Bermuda       Corporate
             Manulife Century Holdings (Netherlands) B.V.      0195       100          Netherlands   Corporate
     Manulife Holdings (Hong Kong) Limited                     0015       100          Hong Kong     Asia
     Manulife (Malaysia) SDN.BHD.                              0074       100          Malaysia      Asia
     Manulife Financial Systems (Hong Kong) Limited            0053       100          Hong Kong     Asia

Item 27.  Number of Contract Owners.

      As of MARCH 31, 2005, there were 35,593 qualified contracts and 30,060 non-qualified contracts of the series offered hereby outstanding.

Item 28.  Indemnification.

      Article XII of the Restated Articles of Redomestication of the Company provides as follows:

      No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

            i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

            ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

            iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

            iv) a transaction from which the director derived an improper personal benefit; or

            v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

      If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

      (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                                        CAPACITY IN WHICH ACTING
------------------------------------------------------------------                ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M                   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A                Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B                Principal Underwriter

      (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President,

            Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

*Principal business office is 601 Congress Street, Boston, MA  02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT  06901

      (c)   None.

Item 30.  Location of Accounts and Records.

      All books and records are maintained at 601 Congress Street, Boston, MA 02210

Item 31.  Management Services.

      None.

Item 32.  Undertakings.

      (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

            The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

      (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

            Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 12th day of December 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)

By: /s/ James P. O'Malley
    -----------------------
    James P. O'Malley
    President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ James P. O'Malley
    ----------------------
    James P. O'Malley
    President

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 12th day of December, 2005.

Signature                                                              Title
---------                                                              ------
/s/ James P. O'Malley                                                  President
---------------------------
James P. O'Malley                                                      (Principal Executive Officer)

/s/ Marc Costantini                                                    Senior Vice President and Chief Financial Officer
---------------------------
Marc Costantini                                                        (Principal Financial Officer)

/s/ Patrick Gill                                                       Senior Vice President and Controller
---------------------------
Patrick Gill                                                           (Principal Accounting Officer)

*                                                                      Director
------------------
Alison Alden

*                                                                      Director
-------------------
James P. O'Malley

*                                                                      Director
-------------------
James R. Boyle

*                                                                      Chairman, Director
---------------------------
John D. DesPrez III

*                                                                      Director
---------------------------
Diana Scott

*                                                                      Director
--------------------------
Rex Schlaybaugh, Jr.

*                                                                      Director
--------------------------
Robert A. Cook

*                                                                      Director
--------------------------
John R. Ostler

*                                                                      Director
--------------------------
Warren Thomson

/s/ James P. O'Malley
----------------------
JAMES P. O'MALLEY
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.                                  DESCRIPTION
--------                                  -----------
                                             NONE